Schedule H; Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	30-0939371
Plan number	002
Current Value	$ 326,798,278
Participant loan, minimum borrowing term	1 year
Participant loan, maximum borrowing term	5 years
Notes receivable from participants, cost	$ 0
Notes receivable from participants	$ 5,957,674
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 268,290,280
Investment, Identifier [Axis]: Aon Growth STRAT I | Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	749,731
Investment, Identifier [Axis]: Aon Income STRAT I | Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	759,650
Investment, Identifier [Axis]: Aon Inflation STR I | Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	312,580
Investment, Identifier [Axis]: Fidelity BrokerageLink | Self-Directed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	16,920,940
Investment, Identifier [Axis]: Fidelity Management Trust Company Institutional Cash Portfolio | Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	379,222
Investment, Identifier [Axis]: Invesco Stable Value Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,847,469
Investment, Identifier [Axis]: PIMCO Stable Value Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	488,883
Investment, Identifier [Axis]: SS GACEQ EXUS IDX X | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,214,633
Investment, Identifier [Axis]: SS S&P 500 Index X | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	44,542,726
Investment, Identifier [Axis]: SS TRGT RET 2025 XI | Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,598,392
Investment, Identifier [Axis]: SS TRGT RET 2030 XI | Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,947,801
Investment, Identifier [Axis]: SS TRGT RET 2035 XI | Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	18,296,942
Investment, Identifier [Axis]: SS TRGT RET 2040 XI | Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,392,313
Investment, Identifier [Axis]: SS TRGT RET 2045 XI | Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	22,988,088
Investment, Identifier [Axis]: SS TRGT RET 2050 XI | Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,308,350
Investment, Identifier [Axis]: SS TRGT RET 2055 XI | Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	23,361,630
Investment, Identifier [Axis]: SS TRGT RET 2060 XI | Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	31,182,039
Investment, Identifier [Axis]: SS TRGT RET 2065 XI | Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,297,963
Investment, Identifier [Axis]: SS TRGT RET 2070 XI | Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	451,023
Investment, Identifier [Axis]: SS TRGT RET INC XI | Collective Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,251,565
Investment, Identifier [Axis]: SS US Bond Index X | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,740,111
Investment, Identifier [Axis]: SS US Ext Market X | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,558,391
Investment, Identifier [Axis]: Valvoline Inc. Common Stock | Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 41,207,836